PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Prepaid expenses and other current assets		$ 19,038	¥ 132,539		¥ 171,466
Total current assets		115,093	801,255		925,574
Total assets		360,829	2,512,020		1,878,047
Current liabilities:
Short-term bank loan		12,807	89,162		13,726
Accrued expenses and other current liabilities		57,106	397,558		365,428
Total current liabilities		340,333	2,369,334		1,300,421
Total liabilities		418,725	2,915,084		1,306,404
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital		184,517	1,284,573		1,222,072
Accumulated other comprehensive income		7,381	51,386		50,472
Accumulated deficit		(183,752)	(1,279,248)		(243,162)
Total equity (deficit) attributable to the shareholders of Tarena International, Inc.		(57,463)	(400,047)		572,618
Total liabilities and equity		360,829	2,512,020		1,878,047
Common Class A
Shareholders' equity:
Ordinary shares		48	337		331
Treasury shares (7,099,141 Class A ordinary shares as of December 31, 2018 and 2019, at cost)		$ (65,668)	¥ (457,169)		¥ (457,169)
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized		860,000,000	860,000,000	860,000,000	860,000,000
Issued		53,806,534	53,806,534	52,972,578	52,972,578
Outstanding		46,707,393	46,707,393	45,873,437	45,873,437
Treasury shares		7,099,141	7,099,141	7,099,141	7,099,141
Common Class B
Shareholders' equity:
Ordinary shares		$ 11	¥ 74		¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized		40,000,000	40,000,000	40,000,000	40,000,000
Issued		7,206,059	7,206,059	7,206,059	7,206,059
Outstanding		7,206,059	7,206,059	7,206,059	7,206,059
Parent Company [Member]
Current assets:
Cash and cash equivalents		$ 1,092	¥ 7,599	$ 3,664	¥ 25,507	¥ 17,658	¥ 43,770
Prepaid expenses and other current assets		37	259		696
Total current assets		1,129	7,858		26,203
Investments in subsidiaries | ¥					137,986
Amount due from subsidiaries | ¥					429,017
Total assets		1,129	7,858		593,206
Current liabilities:
Short-term bank loan | ¥					13,726
Accrued expenses and other current liabilities	[1]	1,169	8,132		6,862
Total current liabilities		1,169	8,132		20,588
Total liabilities		1,169	8,132		20,588
Shareholders' equity:
Treasury shares (7,099,141 Class A ordinary shares as of December 31, 2018 and 2019, at cost)		(65,668)	(457,169)		(457,169)
Additional paid-in capital		184,517	1,284,573		1,222,072
Accumulated other comprehensive income		7,381	51,386		50,472
Accumulated deficit		(126,329)	(879,475)		(243,162)
Total equity (deficit) attributable to the shareholders of Tarena International, Inc.		(40)	(274)		572,618
Total liabilities and equity		1,129	7,858		593,206
Parent Company [Member] | Common Class A
Shareholders' equity:
Ordinary shares		$ 48	¥ 337		¥ 331
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized		860,000,000	860,000,000	860,000,000	860,000,000
Issued		53,806,534	53,806,534	52,972,578	52,972,578
Outstanding		46,707,393	46,707,393	45,873,437	45,873,437
Treasury shares		7,099,141	7,099,141	7,099,141	7,099,141
Parent Company [Member] | Common Class B
Shareholders' equity:
Ordinary shares		$ 11	¥ 74		¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized		40,000,000	40,000,000	40,000,000	40,000,000
Issued		7,206,059	7,206,059	7,206,059	7,206,059
Outstanding		7,206,059	7,206,059	7,206,059	7,206,059

[1]	Mainly related to repurchase of treasury shares.